Business combinations and acquisition of non-controlling interests - Summary of Fair Values of Identifiable Assets and Liabilities at Youthstream Acquisition (Parenthetical) (Detail) - Youthstream [Member] - Cash And Cash Equivalent [Member] - EUR (€)
€ in Thousands
12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Deferred Payment			€ 13,723
Forecast [Member]
Disclosure of detailed information about business combination [line items]
Deferred Payment	€ 13,723	€ 13,723